SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.   SUBSEQUENT EVENTS

  On July 30, 2014, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.08 per common share, payable on September 16, 2014 to holders of record of the common shares of the Company on September 2, 2014.

  On July 10, 2014, Agnico Eagle announced that it had exercised 19,800,000 warrants of Pershimco Resources Inc. ("Pershimco") at an exercise price of C$0.40 per Pershimco common share for total consideration of C$7.92 million. Upon exercising the warrants that were acquired under a private placement on January 28, 2014, Agnico Eagle held 39,600,000 common shares of Pershimco.